Acquisition of Authy, Inc.	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Acquisition of Authy, Inc.

5. Acquisition of Authy, Inc.

On February 23, 2015, the Company completed its acquisition of Authy, Inc. (“Authy”), a Delaware corporation with operations in Bogota, Colombia and San Francisco, California. Authy had developed a two-factor authentication online security solution. The Company’s purchase price of $6.1 million for all of the outstanding shares of capital stock of Authy consisted of $3.0 million in cash and $3.1 million representing the fair value of 389,733 shares of the Company’s Series T convertible preferred stock, of which 180,000 shares are held in escrow. This escrow was effective until the first anniversary of the closing date, and has continued beyond that date as a result of certain circumstances. As of June 30, 2016 (unaudited), the Company has not released any shares out of the escrow. Additionally, the Company issued 507,885 shares of its Series T convertible preferred stock, which converted into shares of Class B common stock immediately prior to the closing or the IPO, to a former shareholder of Authy that have a fair value of $4.0 million and are subject to graded vesting over a period of 3.6 years, as amended. Of the 507,885 shares, 127,054 shares are subject to additional performance conditions and can be relinquished, if the performance conditions are not met. As of June 30, 2016 (unaudited), 70,251 shares have vested.

The acquisition has been accounted for as a business combination and, accordingly, the total purchase price is allocated to the identifiable tangible and intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. The cost of shares subject to vesting and performance conditions is accounted for as a post-acquisition compensation expense and recorded on a straight-line basis as the shares vest and conditions are satisfied. The Company recorded $0.6 million and $0.4 million of stock-based compensation expense related to these shares in the year ended December 31, 2015 and in the six months ended June 30, 2016 (unaudited), respectively. This expense is classified as research and development in the accompanying consolidated statements of operations.

Authy’s results of operations have been included in the consolidated financial statements of the Company from the date of acquisition.

This transaction is intended to qualify as a tax-free reorganization under Section 368(a) of the IRS Code.

The fair value of the Series T convertible preferred stock was determined by the board of directors of the Company with input from a third-party valuation consultant.

The following table presents the purchase price allocation recorded in the Company’s consolidated balance sheet on the acquisition date (in thousands):

Total
Net tangible assets(3)	$1,217
Goodwill(1)(3)	3,113
Intangible assets(2)	1,760

Total purchase price	$6,090

The Company acquired a net deferred tax liability of $0.1 million in this business combination.

(1)	Goodwill represents the excess of purchase price over the fair value of identifiable tangible and intangible assets acquired and liabilities assumed. The goodwill in this transaction is primarily attributable to the future cash flows to be realized from the acquired technology platform, existing customer base and the future development initiatives of the assembled workforce. None of the goodwill is deductible for tax purposes.

(2)	Identifiable finite-lived intangible assets were comprised of the following:

	Total	Estimated life (in years)
Developed technology	$1,300	3
Customer relationships	400	5
Trade name	60	2

Total intangible assets acquired	$1,760

(3)	As part of net tangible assets, the Company acquired $66,000 in accounts receivable subject to dispute resolution with a customer. The matter was resolved later in 2015 and $52,000 was deemed uncollectible immediately prior to the date of acquisition. The Company’s adjustment of its initial purchase price allocation resulted in an increase to goodwill and decrease to net tangible assets of $52,000. After the adjustment, the purchase price allocation related to this acquisition became final. Goodwill balance as of June 30, 2016 was as follows:

Total
Balance as of December 31, 2014	$—
Goodwill recorded in connection with Authy acquisition	3,113
Subsequent adjustment to purchase price allocation	52

Balance as of December 31, 2015	3,165
Adjustment to goodwill (unaudited)	—

Balance as of June 30, 2016 (unaudited)	$3,165

The estimated fair value of the intangible assets acquired was determined by the Company, and the Company considered or relied in part upon a valuation report of a third-party expert. The Company used an income approach to measure the fair values of the developed technology and trade names based on the relief-from-royalty method. The Company used an income approach to measure the fair value of the customer relationships based on the multi-period excess earnings method, whereby the fair value is estimated based upon the present value of cash flows that the applicable asset is expected to generate.

The Company incurred costs related to this acquisition of $1.5 million, of which $0.3 million and $1.2 million were incurred during the years ended December 31, 2014 and 2015, respectively. All acquisition related costs were expensed as incurred and have been recorded in general and administrative expenses in the accompanying consolidated statements of operations.

Pro forma results of operations for this acquisition have not been presented as the financial impact to the Company’s consolidated financial statements is immaterial.